IFRS 7 Disclosure - Liquidity and Funding Risk - Summary of Contractual Maturities of Financial Liabilities and Off-Balance Sheet Items - Undiscounted Basis (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	$ 1,409,531	$ 1,231,687
Acceptances	35	21,745
Obligations related to securities sold short	35,286	33,651
Obligations related to assets sold under repurchase agreements and securities loaned	305,321	335,238
Other liabilities	94,677	96,022
Lease liabilities	4,673	4,764
Subordinated debentures	13,546	11,386
Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,411,630	1,235,897
Acceptances	35	21,745
Obligations related to securities sold short	35,326	33,741
Obligations related to assets sold under repurchase agreements and securities loaned	305,280	334,814
Other liabilities	67,879	68,856
Lease liabilities	4,673	4,764
Subordinated debentures	13,556	11,396
Financial liabilities	1,838,379	1,711,213
Off-balance sheet items	406,775	379,929
Total financial liabilities and off-balance sheet items	2,245,154	2,091,142
Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	27,222	23,314
Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	586	422
Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	378,967	356,193
On demand [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	585,524	510,868
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	22,336	23,381
Other liabilities	563	608
Lease liabilities	0	0
Subordinated debentures	0	0
Financial liabilities	608,423	534,857
Off-balance sheet items	28,634	28,925
Total financial liabilities and off-balance sheet items	637,057	563,782
On demand [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	25,553	23,308
On demand [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
On demand [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	3,081	5,617
Under 1 year [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	1,144,860	991,484
Acceptances	24	21,740
Obligations related to securities sold short	32,824	32,602
Obligations related to assets sold under repurchase agreements and securities loaned	304,855	334,959
Other liabilities	70,475	69,187
Under 1 year [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	560,583	482,738
Acceptances	24	21,740
Obligations related to securities sold short	35,326	33,741
Obligations related to assets sold under repurchase agreements and securities loaned	282,478	311,154
Other liabilities	51,192	54,844
Lease liabilities	709	653
Subordinated debentures	0	0
Financial liabilities	930,312	904,870
Off-balance sheet items	123,214	114,558
Total financial liabilities and off-balance sheet items	1,053,526	1,019,428
Under 1 year [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	1,485	2
Under 1 year [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	77	61
Under 1 year [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	121,652	114,495
1 to 2 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	79,909	74,465
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	466	279
Other liabilities	382	284
Lease liabilities	631	621
Subordinated debentures	2,026	0
Financial liabilities	83,414	75,649
Off-balance sheet items	54,523	48,907
Total financial liabilities and off-balance sheet items	137,937	124,556
1 to 2 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	10	4
1 to 2 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	70	55
1 to 2 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	54,443	48,848
2 years to 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	127,421	124,906
Acceptances	11	5
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	731	657
Lease liabilities	1,566	1,519
Subordinated debentures	0	1,939
Financial liabilities	129,729	129,026
Off-balance sheet items	190,426	178,176
Total financial liabilities and off-balance sheet items	320,155	307,202
2 years to 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	174	0
2 years to 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	179	128
2 years to 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	190,073	178,048
Over 5 years [member] | Undiscounted basis [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Deposits	58,193	42,920
Acceptances	0	0
Obligations related to securities sold short	0	0
Obligations related to assets sold under repurchase agreements and securities loaned	0	0
Other liabilities	15,011	12,463
Lease liabilities	1,767	1,971
Subordinated debentures	11,530	9,457
Financial liabilities	86,501	66,811
Off-balance sheet items	9,978	9,363
Total financial liabilities and off-balance sheet items	96,479	76,174
Over 5 years [member] | Undiscounted basis [member] | Financial guarantees [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	0	0
Over 5 years [member] | Undiscounted basis [member] | Other commitments [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	260	178
Over 5 years [member] | Undiscounted basis [member] | Commitments to extend credit [member]
Disclosure of non-derivative financial liabilities and off balance sheet items according to their remaining contractual maturities - Undiscounted [line items]
Off-balance sheet items	$ 9,718	$ 9,185